[AMERICAN FIDELITY ASSURANCE COMPANY LETTERHEAD]

                                   May 2, 2002


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      American Fidelity Variable Separate Account B
                  (File Nos. 333-25663, 811-8187)

Ladies and Gentlemen:

     On behalf of American Fidelity Assurance Company (the "Company") and American Fidelity Separate Account B ("Fund B"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional
Information ("SAI") for certain variable annuity contracts offered by the Company through Fund B otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectus and SAI contained in the Form N-4 registration statement for Fund B, which was filed electronically with the Securities and Exchange Commission via EDGAR on April 30, 2002 and became effective on May 1, 2002.

                                        Sincerely,

                                        /s/ John W. Rex

                                        JOHN W. REX
                                        President

CSC:sdb

cc: Jennifer Wheeler, Esq.